CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, net of allowances	¥ 37,690	$ 5,914	¥ 43,820
Accounts payable	18,292	2,870	16,592
Deferred revenue and customer deposits	80,405	12,617	71,141
Accrued liabilities and other current liabilities	85,305	13,388	109,136
Amount due to related parties	54	8
Other non-current liabilities	2,607	409
Deferred revenue	¥ 3,845	$ 603	¥ 6,049
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	62,036,273	62,036,273	61,392,170
Common shares, shares outstanding	62,036,273	62,036,273	61,392,170
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Accounts payable	¥ 17,529	$ 2,751	¥ 16,564
Deferred revenue and customer deposits	115,900	18,187	104,681
Accrued liabilities and other current liabilities	64,527	10,126	66,772
Amount due to related parties	54	8
Other non-current liabilities	560	88
Deferred revenue	¥ 569	$ 89	¥ 561